Property, plant and equipment, net (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Property, plant and equipment
Property, plant and equipment	$ 128,013	¥ 793,551	¥ 771,828
Less: Accumulated depreciation	(30,712)	(190,384)	(145,196)
Total property, plant and equipment, net	97,301	603,167	626,632
Buildings
Property, plant and equipment
Property, plant and equipment	93,766	581,252	578,513
Leasehold improvements
Property, plant and equipment
Property, plant and equipment	2,398	14,864	14,864
Machineries
Property, plant and equipment
Property, plant and equipment	22,231	137,811	118,449
Motor vehicles
Property, plant and equipment
Property, plant and equipment	2,453	15,209	14,885
Furniture, fixtures and equipment
Property, plant and equipment
Property, plant and equipment	6,474	40,132	35,433
Construction-in-progress
Property, plant and equipment
Property, plant and equipment	$ 691	¥ 4,283	¥ 9,684